Organization (Details) - shares	Dec. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
P3 LLC [Member]
Organization
Ownership in P3 LLC common units	17.10%
Class A common
Organization
Number of shares issued	8,700,000
Number of shares no longer subject to redemption	3,700,000
Number of shares outstanding		41,578,890	41,578,890
Class A common | Private Placement
Organization
Number of shares issued	20,400,000
Class A common | Founder Holders
Organization
Number of shares outstanding	8,800,000